EQ ADVISORS TRUSTSM

1290 VT Moderate Growth Allocation Portfolio

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

EQ/Aggressive Growth Strategy Portfolio

EQ/American Century Moderate Growth Allocation Portfolio

EQ/Balanced Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Franklin Moderate Allocation Portfolio

EQ/Goldman Sachs Growth Allocation Portfolio

EQ/Goldman Sachs Moderate Growth Allocation Portfolio

EQ/Growth Strategy Portfolio

EQ/Invesco Moderate Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

EQ/JPMorgan Growth Allocation Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Ultra Conservative Strategy Portfolio

SUPPLEMENT DATED DECEMBER 21, 2023, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to notify prospective investors that the classes of shares of the Portfolios listed in the following table have been terminated and are not available for investment. All of the share classes listed below either have not commenced operations or have ceased operations, and have no assets or shareholders.

Portfolios	Class(es)

1290 VT Moderate Growth Allocation Portfolio	Class K

ATM International Managed Volatility Portfolio	Class IB

ATM Large Cap Managed Volatility Portfolio	Class IA, Class IB

ATM Mid Cap Managed Volatility Portfolio	Class IA, Class IB

ATM Small Cap Managed Volatility Portfolio	Class IA, Class IB

EQ/400 Managed Volatility Portfolio	Class IA

EQ/500 Managed Volatility Portfolio	Class IA

EQ/2000 Managed Volatility Portfolio	Class IA

EQ/AB Dynamic Aggressive Growth Portfolio	Class K

EQ/AB Dynamic Growth Portfolio	Class K

EQ/AB Dynamic Moderate Growth Portfolio	Class IA, Class K

EQ/Aggressive Growth Strategy Portfolio	Class K

Portfolios	Class(es)

EQ/American Century Moderate Growth Allocation Portfolio	Class K

EQ/Balanced Strategy Portfolio	Class IA, Class K

EQ/Conservative Growth Strategy Portfolio	Class IA, Class K

EQ/Conservative Strategy Portfolio	Class IA, Class K

EQ/Franklin Moderate Allocation Portfolio	Class K

EQ/Goldman Sachs Growth Allocation Portfolio	Class K

EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Class K

EQ/Growth Strategy Portfolio	Class K

EQ/Invesco Moderate Allocation Portfolio	Class K

EQ/Invesco Moderate Growth Allocation Portfolio	Class K

EQ/JPMorgan Growth Allocation Portfolio	Class K

EQ/Moderate Growth Strategy Portfolio	Class IA, Class K

EQ/Ultra Conservative Strategy Portfolio	Class IA, Class K

Effective immediately, all references to the terminated share classes of the above-listed Portfolios are removed from the SAI.